Operations - Additional Information (Detail) $ / shares in Units, R$ in Thousands, $ in Thousands					12 Months Ended
	Jul. 01, 2020 $ / shares shares	Dec. 13, 2019 BRL (R$) shares	Dec. 13, 2019 USD ($) $ / shares shares	Nov. 30, 2019 shares	Dec. 31, 2019 BRL (R$) shares	Sep. 30, 2020
Disclosure of classes of share capital [line items]
Percentage of ownership held by holding company					64.61%	53.38%
Reverse share split ratio				4:1
Issued capital before share split				2,036,988,542
Issued capital after share split				509,247,136
Number of shares issued new shares					42,553,192
Equity transaction cost | R$					R$ 22,824
Class A Common Share [Member]
Disclosure of classes of share capital [line items]
Number of shares issued			72,510,641
Number of shares issued new shares		42,553,192	42,553,192
Number of shares issued existing shares		29,957,449	29,957,449
Shares issued to underwriters		10,876,596	10,876,596
Aggregate number of shares issued in public offering		83,387,237	83,387,237
Shares issued price per share | $ / shares			$ 27.00
Gross proceeds from shares issued		R$ 4,705,803	$ 1,148,936
Underwriting discounts and commissions | R$		200,977
Other offering expenses | R$		44,726
Equity issuance costs recognized in income statement | R$		21,902
Equity transaction cost | R$		R$ 22,824
Class A Common Share [Member] | General Atlantic XP Bermuda And XP Control Paricipacoes [Member] | Follow On Public Offer [Member]
Disclosure of classes of share capital [line items]
Number of shares offered for sale	22,465,733
Number of shares offered for sale price per share | $ / shares	$ 42.50
Class A Common Share [Member] | General Atlantic XP Bermuda And XP Control Paricipacoes [Member] | Underwriters Option [Member]
Disclosure of classes of share capital [line items]
Number of shares offered for sale	2,930,313